Fees Summary	Jul. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,155,000
Previously Paid Amount	0.00
Total Fee Amount	435.71
Total Offset Amount	0.00
Net Fee	435.71
Narrative - Max Aggregate Offering Price	$ 3,155,000
Final Prospectus	true